Summary of Significant Accounting Policies (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Computer Equipment [Member]
Property, Plant and Equipment, Depreciation Methods	Straight-line	Straight-line	Straight-line
Property, Plant and Equipment, Useful Life	3 years	3 years	3 years
Office Equipment [Member]
Property, Plant and Equipment, Depreciation Methods	Straight-line	Straight-line	Straight-line
Property, Plant and Equipment, Useful Life	5 years	5 years	5 years
Software [Member]
Property, Plant and Equipment, Depreciation Methods	Straight-line	Straight-line	Straight-line
Property, Plant and Equipment, Useful Life	3 years	3 years	3 years